CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents		¥ 5,593,492	$ 766,305	¥ 2,390,298
Restricted cash		50,867	6,969	29,760
Short-term bank deposits, net		2,179,886	298,643	2,631,256
Receivables from online payment platforms		4,722	647	6,893
Short-term investments, net		719,755	98,606	3,093,133
Accounts and notes receivable, net		78,484	10,752	60,482
Inventories		142,552	19,530	144,850
Prepayments and other current assets, net		185,091	25,357	508,435
Total current assets		9,300,981	1,274,229	8,983,843
Non-current assets
Property, equipment and leasehold improvement, net		50,787	6,958	77,358
Intangible assets, net		52,796	7,233	69,778
Long-term investments, net		8,000	1,096	8,000
Deferred tax assets, net		38,067	5,215	58,263
Right-of-use assets, net		24,110	3,303	52,562
Long-term bank deposits, net		727,448	99,660	1,757,804
Long-term investment securities, net		6,599,365	904,109	5,236,109
Goodwill		59,581	8,163	66,506
Other non-current assets, net		9,914	1,358	4,874
Total non-current assets		7,570,068	1,037,095	7,331,254
Total assets		16,871,049	2,311,324	16,315,097
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB224,383 and RMB252,401 as of December 31, 2023 and 2024, respectively)		458,538	62,819	266,426
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB11,319 and RMB1,148 as of December 31, 2023 and 2024, respectively)		10,610	1,454	49,586
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB19,519 and RMB42,785 as of December 31, 2023 and 2024, respectively)		73,740	10,102	39,256
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB36,932 and RMB30,720 as of December 31, 2023 and 2024, respectively)		126,154	17,283	77,164
Short-term loan(including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and RMB40,000 as of December 31, 2023 and 2024, respectively)		40,000	5,500	0
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB95,125 and RMB92,335 as of December 31, 2023 and 2024, respectively)		108,816	14,908	103,996
Dividend payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and nil as of December 31, 2023 and 2024, respectively).		1,144	157	881
Lease liabilities - current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB25,422 and RMB9,301 as of December 31, 2023 and 2024, respectively)		11,447	1,568	29,435
Total current liabilities		857,850	117,525	668,671
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB7,695 and RMB3,293 as of December 31, 2023 and 2024, respectively)		16,196	2,219	23,591
Lease liabilities - non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB18,092 and RMB4,743 as of December 31, 2023 and 2024, respectively)		7,050	966	24,419
Total non-current liabilities		23,246	3,185	48,010
Total liabilities		881,096	120,710	716,681
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.00001 par value; 15,000,000,000 shares authorized; 1,570,790,570 shares issued as of December 31, 2023; 1,570,790,570 shares issued as of December 31, 2024) (ii)	[1]	104	14	104
Treasury stock		(2,105,754)	(288,487)	(1,280,989)
Additional paid-in capital		12,723,938	1,743,172	12,115,485
Statutory reserves		27,305	3,741	27,811
Retained earnings		4,219,689	578,095	3,765,679
Accumulated other comprehensive income		1,122,934	153,841	981,303
Total RLX Technology Inc. shareholders' equity		15,988,216	2,190,376	15,609,393
Noncontrolling interests		1,737	238	(10,977)
Total shareholders' equity		15,989,953	2,190,614	15,598,416
Total liabilities and shareholders' equity		16,871,049	2,311,324	16,315,097
Related Party
Current assets
Amounts due from related parties		346,132	47,420	118,736
Current liabilities
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and RMB26 as of December 31, 2023 and 2024, respectively)		¥ 27,401	$ 3,754	¥ 101,927

[1]	As of December 31, 2023, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 299,188,826 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards. As of December 31, 2024, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 352,346,961 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards.